RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of the restatement on each financial statement (Details) - USD ($)	2 Months Ended	3 Months Ended		8 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Warrant Liability		$ 24,165,000			$ 21,519,000
Additional paid-in-capital		20,994,000			16,912,000
Retained earnings (accumulated deficit)		(15,994,000)			(11,912,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Net loss attributable to common stockholders ? basic and diluted	$ (2,000)	(4,082,000)		$ (390,000)	(11,912,000)
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Changes in the fair value of warrants	$ 0	$ 2,646,000			10,571,000
As previously reported
Condensed Financial Statements, Captions [Line Items]
Additional paid-in-capital			$ 5,121,000	5,121,000	5,951,000
Retained earnings (accumulated deficit)			(2,000)	(2,000)	(951,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Total other income (expense)				26,000	79,000
Net loss attributable to common stockholders ? basic and diluted			(119,000)	(121,000)	(951,000)
As previously reported | Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption			$ 163,128,000	$ 163,128,000	$ 162,293,000
As previously reported | Class B Common Stock
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Net loss per share attributable to common stockholders ? basic and diluted			$ (0.03)	$ (0.03)	$ (0.24)
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability			$ 10,948,000	$ 10,948,000	$ 10,948,000
Additional paid-in-capital			390,000	390,000	390,000
Retained earnings (accumulated deficit)			(390,000)	(390,000)	(390,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Other expense - Costs of issuance of warrants					(390,000)
Other expense - Change in value of warrant liability					(10,571,000)
Total other income (expense)				1,090,000	(390,000)
Other income - Costs of issuance of warrants			(390,000)	(390,000)
Net loss attributable to common stockholders ? basic and diluted			1,090,000	1,480,000	(390,000)
Other income - Change in value of warrant liability			1,480,000	1,480,000
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities			(390,000)	(390,000)	(390,000)
Changes in the fair value of warrants			(1,480,000)	(1,480,000)	(10,571,000)
Adjustments [Member] | Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption			$ 9,468,000	$ 9,468,000	$ (10,948,000)
Adjustments [Member] | Class B Common Stock
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Net loss per share attributable to common stockholders ? basic and diluted			$ 0.26	$ 0.25	$ (2.73)
Revision of Prior Period, Error Correction, Adjustment, Additional [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability			$ 1,480,000	$ 1,480,000	$ 10,571,000
Additional paid-in-capital			(1,480,000)	(1,480,000)	10,571,000
Retained earnings (accumulated deficit)			1,480,000	1,480,000	(10,571,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Total other income (expense)					(10,571,000)
Net loss attributable to common stockholders ? basic and diluted					(10,571,000)
Revision of Prior Period, Error Correction, Adjustment, Additional [Member] | Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption					(10,571,000)
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability			9,468,000	9,468,000	21,519,000
Additional paid-in-capital			4,031,000	4,031,000	16,912,000
Retained earnings (accumulated deficit)			969,000	969,000	(11,912,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Other expense - Costs of issuance of warrants					(390,000)
Other expense - Change in value of warrant liability					(10,571,000)
Total other income (expense)				1,116,000	(10,882,000)
Other income - Costs of issuance of warrants			(390,000)	(390,000)
Net loss attributable to common stockholders ? basic and diluted			971,000	969,000	(11,912,000)
Other income - Change in value of warrant liability			1,480,000	1,480,000
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities			(390,000)	(390,000)	(390,000)
Changes in the fair value of warrants			(1,480,000)	(1,480,000)	(10,571,000)
Restated [Member] | Class A Common Stock
Condensed Financial Statements, Captions [Line Items]
Class A common stock subject to possible redemption			$ 153,660,000	$ 153,660,000	$ 140,774,000
Restated [Member] | Class B Common Stock
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Net loss per share attributable to common stockholders ? basic and diluted			$ 0.23	$ 0.22	$ (2.97)